DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following is a brief description of the Gibraltar 401(k) Plan (the Plan) and is provided for general information purposes only. Participants should refer to the Plan Document and Summary Plan Description for more complete information.
General
The Plan is a defined contribution plan as permitted under Section 401(k) of the Internal Revenue Code. The Plan is sponsored by Gibraltar Steel Corporation of New York (the Company), a subsidiary of Gibraltar Industries, Inc., for the benefit of eligible employees of the Company and its affiliates. The Company is the Plan Administrator, through the Gibraltar 401(k) Retirement Plan Committee. The Plan is subject to the Employee Retirement Income Security Act of 1974, as amended. The 401(k) Retirement Plan Committee is responsible for oversight of the Plan and determines the appropriateness of the Plan’s investment offerings, monitors investment performance and reports to the Company's Board of Directors.
Eligibility
All employees of the Company, those affiliates of the Company which have adopted the Gibraltar 401(k) Plan, and employees subject to a collective bargaining agreement that provides for coverage under the Plan, are eligible to participate in the Plan immediately upon hire. Upon completion of six months of service, employees are eligible to begin receiving the employer match.
Participant Contributions
Participants may contribute up to 100% of their annual compensation, not to exceed the ceiling imposed by the Internal Revenue Service of $23,500 and $23,000 for 2025 and 2024, respectively, as prescribed by the Plan Document. If a participant is age 50 or over, the ceiling is increased to $31,000 and $30,500 for 2025 and 2024, respectively. The Plan provides an Automatic Enrollment feature for employees who do not affirmatively make an elective deferral after six months of employment to the Plan, to automatically have three percent (3%) pre-tax deferral withheld each pay period and contributed to the Plan's Qualified Default Investment Alternative (QDIA) until changed by the participant.

The Plan accepts participant-directed Roth Elective Deferrals, Roth Rollovers, Roth In-Plan Conversions, Pre-Tax Deferrals and Pre-Tax Rollovers.

Participant Rollover Contributions
For the years ended December 31, 2025 and 2024, the rollovers into the Plan were the result of newly hired employees rolling their balances from other qualified retirement plans. An aggregate of $864,532 and $1,833,439 was rolled into the Plan during the years ended December 31, 2025 and 2024, respectively, and is included in participant rollover contributions on the statements of changes in net assets available for benefits.

Employer Contribution
The Company matches contributions to the Plan equal to 100% of the first 3% of the participants’ elective deferrals and 50% of the following 2% of the participants’ elective deferrals at the time of salary reduction. The Company match for employees subject to a collective bargaining agreement follows the terms of their respective agreement.
Gibraltar 401(k) Plan
Notes to Financial Statements

1. DESCRIPTION OF PLAN (CONTINUED)

Administration
Fidelity Management Trust Company is the Plan Trustee, record keeper, and served as the custodian of the Plan’s assets for the years ended December 31, 2025 and 2024. The Administrator of the Plan may specify whether the investments of the Trust Fund shall be managed in whole or in part by the Trustee, one or more investment managers, the Administrator, or the participants as provided for by the Trust Agreement.

Plan Termination
Although it has not expressed any intent to do so, the Company has the right to terminate, amend, or modify the Plan at any time subject to the provisions of ERISA.

Participant Accounts
Separate accounts are maintained for each plan participant. Each participant’s account is credited with the participant’s contribution and an allocation of the Company’s contribution and Plan earnings. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on an annual fixed fee, participant earnings, account balances, or specific participant transactions. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting and Forfeitures
Salary reduction contributions and the earnings thereon are at all times fully vested and non-forfeitable. All active participants are 100% vested in employer contributions.

Benefit Payments
Upon retirement, termination of employment, death or disability, participants or their beneficiaries may elect to receive their account balances in a single sum or systematic installments.

Notes Receivable from Participants
Participants may borrow against their vested account balance a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Notes receivable shall not exceed five years, except for a maximum of ten years for the purchase of a primary residence. The notes receivable are secured by the vested balance in the participant's account and bear interest at the prime rate plus 1%. Principal and interest are required to be repaid in equal installments over the term of the receivable.